SUPPLEMENT DATED DECEMBER 31, 2000
                       TO PROSPECTUS DATED [May 1, 2000]

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)


                      ANNUITY INVESTORS(R) VARIABLE ACCOUNT A

              PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                      DEFERRED ANNUITIES (the "Contracts")

                 Supplement to the Prospectus dated May 1, 2000

The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, the Dreyfus Variable Investment Fund - Appreciation Portfolio, Dreyfus Variable Investment Fund - Growth and Income Portfolio, and the Dreyfus Variable Investment Fund - Small Cap Portfolio each offer two classes of shares: Service shares and Initial shares. Each Fund's prospectus dated December 31, 2000 describes the Service shares and the Initial shares and supersedes and replaces in its entirety the corresponding prospectus for each Fund dated May 1, 2000. Currently, only the Funds' Initial shares are available for investment under the Contracts. The date of this Prospectus Supplement is December 31, 2000.
December 29, 2000